Shareholders' equity - Categories of Authorized, Subscribed and Fully Paid-up Capital shares (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Number of shares outstanding	189,408,960	189,408,960	166,283,382
Capital		R$ 645,447	R$ 488,467
Percentage of equity acquired		100.00%	100.00%
Treasury shares		R$ 225,954	R$ 148,373
Reconciliation of the number of subscribed and fully paid-up shares
Number of shares outstanding at beginning of period	166,283,382
Capital increase	23,125,578
Number of shares outstanding at end of period	189,408,960
Founding shareholders
Disclosure of classes of share capital [line items]
Number of shares outstanding	26,982,764	26,982,764	29,328,299
Percentage of equity acquired		14.24%	17.64%
Reconciliation of the number of subscribed and fully paid-up shares
Number of shares outstanding at beginning of period	29,328,299
Number of shares outstanding at end of period	26,982,764
GIC Private Limited
Disclosure of classes of share capital [line items]
Number of shares outstanding	18,900,432	18,900,432	7,019,841
Percentage of equity acquired		9.98%	4.22%
Reconciliation of the number of subscribed and fully paid-up shares
Number of shares outstanding at beginning of period	7,019,841
Number of shares outstanding at end of period	18,900,432
Genesis Asset Managers
Disclosure of classes of share capital [line items]
Number of shares outstanding	10,124,454	10,124,454	13,988,175
Percentage of equity acquired		5.35%	8.41%
Reconciliation of the number of subscribed and fully paid-up shares
Number of shares outstanding at beginning of period	13,988,175
Number of shares outstanding at end of period	10,124,454
BlackRock Inc
Disclosure of classes of share capital [line items]
Number of shares outstanding	9,950,316	9,950,316
Percentage of equity acquired		5.25%
Reconciliation of the number of subscribed and fully paid-up shares
Number of shares outstanding at end of period	9,950,316
BNDES Participaes S.A. - BNDES
Disclosure of classes of share capital [line items]
Number of shares outstanding	9,674,601		9,674,601
Percentage of equity acquired			5.82%
Reconciliation of the number of subscribed and fully paid-up shares
Number of shares outstanding at beginning of period	9,674,601
Treasury shares
Disclosure of classes of share capital [line items]
Number of shares outstanding	9,869,772	9,869,772	7,502,115
Percentage of equity acquired		5.21%	4.51%
Reconciliation of the number of subscribed and fully paid-up shares
Number of shares outstanding at beginning of period	7,502,115
Number of shares outstanding at end of period	9,869,772
Other
Disclosure of classes of share capital [line items]
Number of shares outstanding	113,581,222	113,581,222	98,770,351
Percentage of equity acquired		59.97%	59.40%
Reconciliation of the number of subscribed and fully paid-up shares
Number of shares outstanding at beginning of period	98,770,351
Number of shares outstanding at end of period	113,581,222